Accrued Expenses	12 Months Ended
Dec. 31, 2014
Accrued Expenses

6. Accrued Expenses

As of the respective dates shown, accrued expenses consisted of the following:

	December 31,
	2014	2013
	(in thousands)
Clinical trial and nonclinical study costs	$1,891	$7,578
Employee compensation	590	1,200
Other	28	52

Total	$2,509	$8,830